Stock Plans - Stock based compensation plans (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	161		136		105
Tax benefit recognized in income	43		35		25
Share based payment award, options, additional disclosures [Abstract]
Entity's closing stock price at end of period (in dollars per share)	80.02
Total intrinsic value	50		45		167
Cash received upon exercise of options	25		28		102
Related excess tax benefit realized	5		3		16
Stock price volatility [Abstract]
Amount of increase in Company's stock price used for sensitivity analysis which would impact stock based compensation expense for cash settlement awards	1
Amount of increase in Company's stock based compensation expense if stock price increased by $1	2
Amount of decrease in Company's stock price used for sensitivity analysis which would reduce stock based compensation expense for cash settlement awards	1
Amount of reduction in Company's stock based compensation expense if stock price decreased by $1	3
Cash Settlement Awards [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	150		127		95
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Modification nonvested (in shares)	0	[1]
Cash Settlement Awards [Member] | Performance Share Units (PSUs) [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	117		92		76
Units granted during the period (in shares)	0.8		0.8		0.9
The number of years in the plan period prior to payout of the units (in years)	3
Minimum performance vesting factor range, based on return on invested capital (in hundredths)	0.00%
Maximum performance vesting factor range, based on return on invested capital (in hundredths)	150.00%
Number of last months in period for calculating average stock price used in determining if payout condition is met (in months)	3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning shares outstanding nonvested (in shares)	1.7
Units granted during the period (in shares)	0.8		0.8		0.9
Modification nonvested (in shares)	(0.9)	[1]
Share based compensation plan units forfeited in period	0
Vested during year (in shares)	(0.9)
Ending shares outstanding non vested (in shares)	0.7		1.7
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested [Roll Forward]
Beginning shares outstanding vested (in shares)	0.9
Granted (Payout) (in shares)	(0.9)
Modification vested (in shares)	0	[1]
Units forfeited (in shares)	0
Vested (in shares)	0.9
Ending shares outstanding vested	0.9		0.9
Cash Settlement Awards [Member] | Voluntary Incentive Deferral Plan [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	33		35		19
Units granted during the period (in shares)	0
The number of years in the plan period over which amounts elected in units will vest	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning shares outstanding nonvested (in shares)	0
Units granted during the period (in shares)	0
Share based compensation plan units forfeited in period	0
Vested during year (in shares)	0
Ending shares outstanding non vested (in shares)	0		0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested [Roll Forward]
Beginning shares outstanding vested (in shares)	2.3
Granted (Payout) (in shares)	(0.1)
Modification vested (in shares)	(1.7)	[1]
Units forfeited (in shares)	0
Vested (in shares)	0
Ending shares outstanding vested	0.5		2.3
Stock Option [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	9		9		10
Number of units remained authorized for future issuance under plan (in shares)	19.2
The number of years in the plan period over which amounts elected in units will vest	4 years
Share Based Compensation Arrangement By Share Based Payment Award Options General Disclosures [Abstract]
Maximum period from grant date in which stock options are exercisable (in years)	10 years
Period of time (in months) options are generally not exercisable	12
Total number of conventional stock options outstanding at end of period (in shares)	7.5
Conventional stock options company granted to designated senior management employees during period (in shares)	1.0		1.1		1.2
Share base payment award, options outstanding [Roll Forward]
Options outstanding at beginning of period (in shares)	7.7	[2]
Granted (in shares)	1.0		1.1		1.2
Forfeitures (in shares)	0
Exercised (in shares)	(1.2)
Options outstanding at end of period (in shares)	7.5	[2]	7.7	[2]
Options exercisable at end of period (in shares)	5.0	[2]
Share base payment award, options outstanding-Nonvested [Roll Forward]
Nonvested options outstanding at beginning of period (in shares)	2.7	[2]
Granted (in shares)	1.0
Forfeited (in shares)	0
Vested (in shares)	(1.2)
Nonvested options outstanding at end of period (in shares)	2.5	[2]	2.7	[2]
Share based payment award, options, additional disclosures [Abstract]
Weighted average exercise price per share of options outstanding at beginning of period	30.97	[2]
Weighted average exercise price per share of options granted during period	58.74
Weighted average exercise price per share of options forfeited during period	0
Weighted average exercise price per share of options exercised during period	22.97
Weighted average exercise price per share of options outstanding at end of period	37.37	[2]	30.97	[2]
Weighted average exercise price per share of options exercisable at end of period	30.31	[2]
Weighted average grant date fair value per share of nonvested options outstanding at beginning of period (in dollars per share)	7.89	[2]
Weighted average grant date fair value per share of nonvested options granted during the period (in dollars per share)	11.09
Weighted average grant date fair value of non-vested options forfeited	0
Weighted average grant date fair value per share of nonvested options that vested during the period (in dollars per share)	7.59
Weighted average grant date fair value per share of options outstanding at end of period (in dollars per share)	9.25	[2]	7.89	[2]
Equity Settlement Awards [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	11		9		10
Equity Settlement Awards [Member] | Performance Share Units (PSUs) [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Total stock-based compensation expense	2		0		0
Modification SBC Plan Number 2013 grant yr	0.5
Modification SBC Plan Number 2014 grant yr	0.4
Modification Stock Based Compensation Plan Value1	60
Modification Stock Based Compensation Plan Number Employee	133
Equity Settlement Awards [Member] | Voluntary Incentive Deferral Plan [Member]
Total compensation expense and related tax benefit for all plans [Abstract]
Modification Stock Based Compensation Plan Value1	132
Modification SBC Plan DSU Number	1.7
Modification Stock Based Compensation Plan Number Employee	104
Aggregate Intrinsic Value Of Vested DSUs	138

[1]	On December 9, 2014, certain cash settled awards were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards.
[2]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.